Summary of Significant Accounting Policies (Policies) - EBP 003	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
EBP, Investment
Investment Valuation and Income Recognition:

Investments are stated at fair value.
2 Summary of Significant Accounting Policies, Continued

Investment Valuation and Income Recognition, Continued:

Common/Collective Trusts:
The Plan invests in common and collective investment trusts (“Collective Trusts”) that are maintained by banks or trust companies and are available only to qualified retirement plans. Collective Trusts are valued at the net asset value (“NAV”) of units held by the Plan as of the reporting date. The NAV represents the Plan’s proportionate interest in the underlying net assets of each trust. The NAV as provided by the trustee is used as a practical expedient.
The Plan’s Collective Trust investments consist primarily of Vanguard collective investment trusts, which invest in diversified portfolios of equity and fixed income securities, including U.S. and non‑U.S. equity securities and U.S. investment‑grade fixed income securities.
The Plan offers Vanguard Target Retirement Trust Select Funds, which are collective investment trusts that utilize a diversified asset allocation strategy based on an assumed retirement date. The asset allocation is adjusted over time, generally becoming more conservative as the target date approaches and thereafter. These investments are valued at NAV and are included in Other investments in the accompanying statements of net assets available for benefits.
The Fidelity Managed Income Portfolio II (“Portfolio”), is a Collective Trust with an investment objective to seek preservation of capital and a competitive level of income over time. To achieve its investment objective, the Portfolio invests in underlying assets (typically fixed-income securities or bond funds and may include derivative instruments such as futures contracts and swap agreements) and maintains a wrap contract issued by a third-party. Fidelity Management Trust Company ("FMTC") seeks to mitigate the exposure of the Portfolio to credit risk through, among other means, diversification of the wrap contracts across an approved group of issuers. The Portfolio's ability to receive amounts due pursuant to these contracts is dependent upon the issuers' ability to meet their financial obligations.
Participant withdrawals and exchanges are paid at book value (principal and interest accrued to date) during the term of the contract. However, withdrawals prompted by certain events (e.g., the Plan’s disqualification under the Internal Revenue Code, substantive portfolio modification not consented to by the wrap issuer, establishment of another employer plan that competes with the Plan for employee contributions, etc.) may be paid at market value, which may be less than book value. The portfolio strives to maintain a $1 unit price but cannot guarantee that it will be able to do so, and its yield will fluctuate.
Investments are recorded at fair value. Investment securities are exposed to various risks, including market, interest rate, credit, and liquidity risks. It is at least reasonably possible that changes in the fair values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances.

Company Stock/Mutual Funds/Self-Directed Brokerage:
The Progressive Corporation Stock Fund and mutual funds are valued at the last reported trade price on the New York Stock Exchange on the last business day of the year. Investments in mutual funds are valued at the reported NAV per share on the last business day of the year. Participants have access to a self-directed brokerage account from which participants can make certain investments. Investments in the self-directed brokerage account are valued at quoted market prices, which represent the NAV of shares held by the Plan at year-end. Such investments may include mutual funds, common shares, certificates of deposit, unitized investment funds, corporate and government bonds, preferred stocks, and various rights, warrants, and options.
Money Market Fund:
The fair value of the money market fund is determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. The underlying investments of the money market fund are primarily U.S. Treasury Bills and other obligations of the U.S. Government, including mortgage obligations. Since there is an active market for these investments, the money market fund is classified in Level 1 of the fair value hierarchy.
2 Summary of Significant Accounting Policies, Continued
Investment Valuation and Income Recognition, Continued:
Net Appreciation (Depreciation) of Investments:
The statement of changes in net assets available for benefits presents the net appreciation/(depreciation) in the fair value of investments, which consists of realized gains/(losses) and unrealized appreciation/(depreciation) on those investments.
Investment securities are exposed to various risks such as interest rate, market, credit and liquidity risks. Market values of securities fluctuate based on the nature and magnitude of changing market conditions; significant changes in market conditions could materially affect the Plan's investments.
The Progressive Corporation Stock Fund is an Employee Stock Ownership Program ("ESOP"). Security transactions in The Progressive Corporation Stock Fund are recorded on a trade date basis. All other security transactions are recorded on a settlement date basis.
Realized gains/(losses) on the sale of securities are determined based on the average cost of the securities sold from the Trust’s assets. Realized gains/(losses) on the distribution of Company common shares are determined based on the historical cost of the shares distributed.
Dividends are recorded on their payment date for shareholders of record on the ex-dividend date. Interest and other income are recorded as earned on an accrual basis. There have been no changes in the methodologies used at December 31, 2025 and 2024.
For dividends on The Progressive Corporation common shares, the financial statements reflect an annual dividend of $4.50 with an ex-dividend date of January 9, 2025. Quarterly dividends of $0.10 are also included with ex-dividend dates of January 9, April 3, July 3 and October 2, 2025 and January 18, April 3, July 3 and October 3, 2024. With the ESOP, plan participants have the option to have dividends on vested shares of The Progressive Corporation Stock Fund reinvested or receive those dividends as a cash distribution from the Plan. Dividends are automatically reinvested unless the participant makes an election for a cash distribution.

Fair Value:
The Plan has categorized its financial instruments, based on the degree of subjectivity inherent in the method by which they are valued, into a fair value hierarchy of three levels, as follows:
Level 1:Inputs are unadjusted, quoted prices in active markets for identical instruments that the Plan can access at the measurement date (e.g., U.S. Government obligations and active exchange-traded equity securities).
Level 2: Inputs (other than quoted prices included within Level 1) that are observable for the instrument either directly or indirectly (e.g., certain common/collective trusts and unitized investment funds). This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments, and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
Level 3: Inputs that are unobservable. Unobservable inputs reflect the Plan's subjective evaluation about the assumptions market participants would use in pricing the financial instrument (e.g., certain structured securities and privately held investments).
Funding:
Participant and employer contributions are funded on a bi-weekly basis generally coincident with the pay date.
2 Summary of Significant Accounting Policies, Continued

Expenses:
Most administrative expenses of the Plan, including trust management, legal and other fees, are paid by the Company and are not expenses paid by the Plan. Certain ERISA approved legal expenses are paid from assets at the Plan level. Investment management fees are expenses of the Plan but are netted against investment income. Transaction fees for loan initiation, quarterly loan maintenance, exchanges of Company stock and short-term fund trading are paid from assets in the applicable participant accounts.

Risks and Uncertainties:
The Plan provides for several investment options, which are subject to various risks, such as interest rate, credit, foreign currency exchange rate, liquidity and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the statement of net assets available for benefits.

Revenue Share:
Revenue sharing amounts for investments that generate such amounts for Fidelity are returned to the Plan and credited on a quarterly basis to the applicable participants who are invested in those funds.

EBP, Use of Estimate
Use of Estimates and Basis of Accounting:
The accompanying financial statements have been prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America ("GAAP").
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported and the accompanying notes. Actual results could differ from those estimates.